Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting

17. SEGMENT REPORTING

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by the chief operating decision maker (“CODM”) for making decisions and assessing performance as a source of the Company’s reportable operating segments. During the year ended December 31, 2017, the Company acquired new businesses and, as a result, the CODM, who was the Interim Chief Executive Officer of the Company, began making decisions and assessing the performance of the Company using three operating segments comprised of these reporting units, whereas the Company was previously a single operating segment. During the year ended December 31, 2018, the Chief Executive Officer of the Company continued to make decisions and assess the performance of the Company using the same three operating segments or reporting units.

Licensing – The Licensing segment includes companies that count licensing as their principal business activity. Current patent portfolios held by this segment include patents relating to 3D television technologies, automotive headlight assemblies, phased loop semiconductor Licensing, microcontrollers applicable to safety-critical aerospace, semiconductor manufacturing and packaging technologies, medical, industrial and automotive applications, computer gaming, medical stent technologies, intelligent personal assistant technologies, CMOS image sensors, enhanced image processing, streaming video technologies, building automation, non-volatile Flash memory, other memory technologies, semiconductor clocking technologies, smart meter monitoring, LED lighting technologies and many other technologies.

Intelligent systems – The Intelligent systems segment includes companies providing systems and services focused on the interconnection of devices for mobile applications. The first investment in this segment is IRD, one of the world’s leading providers of integrated systems and solutions for the global ITS industry. The ITS industry is focused on improving the Intelligent systems, enhancing the safety, increasing the efficiency and reducing the environmental impact of highway and roadway transportation systems. IRD has a network of direct and independent operations and relationships in strategic geographic regions to identify and pursue ITS opportunities around the world.

Enterprise software – The Company considers businesses focused on operations optimization, predictive maintenance, inventory optimization and health and safety in production environments as operating in a “Enterprise software” environment and classifies its related investments in the Enterprise software segment. The Company’s first investment in this segment is VIZIYA based in Hamilton, Ontario, Canada, a software company providing Enterprise Asset Management software solutions to asset intensive industries worldwide through its presence in Australia, Europe, the Middle East and South Africa. VIZIYA has created software solutions that enhance each step of a customer’s work management process, to help customers measure the results of their initiatives, particularly focused on asset criticality, urgency and compliance to ensure customers implement their asset strategies.

The following table reconciles the Adjusted EBITDA measure which is used in the evaluation of the performance of each segment to Net income. The Company used Adjusted EBITDA as its principle performance measure during the years ended December 31, 2018 and 2017.

	For the year ended December 31,
	2018	2017
Segment Adjusted EBITDA:
Licensing	$(9,280)	$64,733
Intelligent Systems	3,793	1,868
Enterprise Software	2,011	1,884
Total	(3,476)	68,485
Fair value purchase price adjustments	314	1,601
Dividend from joint venture	317	176
Unallocated corporate expenses	7,161	3,868
Stock-based compensation expense	468	663
Special charges	2,991	(294)
Depreciation of property, plant and equipment	1,517	1,057
Amortization of intangibles	25,633	24,922
Loss on disposal of intangibles	-	21,916
Impairment loss on goodwill	16,066	-
Impairment losses on intangibles	509	4,350
Results from operations	(58,452)	10,226
Finance income	(959)	(703)
Finance expense	220	1,053
Foreign exchange gain	(192)	(204)
Other income	(1,134)	(390)
(Loss) income before taxes	(56,387)	10,470
Current income tax expense	1,078	7,195
Deferred income tax recovery	(8,345)	(6,951)
Income tax (recovery) expense	(7,267)	244
Net (loss) income	$(49,120)	$10,226

Revenue by category for the years ending December 31, 2018 and 2017 are as follows:

	Year ended, December 31, 2018	Year ended, December 31, 2017
License	$23,544	$101,553
Systems	29,252	17,641
Services	2,629	2,086
Recurring	21,976	13,431
Total revenue	$77,401	$134,711

Revenue by geography for the years ending December 31, 2018 and 2017 are as follows:

	Year ended, December 31, 2018	Year ended, December 31, 2017
Revenues
United States	$45,609	$35,701
Taiwan	9,153	8,349
Canada	4,192	4,981
Chile	3,189	2,095
Thailand	1,934	1,301
Australia	1,694	-
China	1,163	1,018
Finland	960	-
Japan	910	200
Korea	885	74,759
United Kingdom	-	2,002
Rest of the world	7,712	4,305
Total revenues	$77,401	$134,711

	For the year ended December 31, 2018
	Licensing	Intelligent Systems	Enterprise Software	Total
Revenues
License	$19,069	$-	$4,475	$23,544
Systems	-	29,252	-	29,252
Services	-	-	2,629	2,629
Recurring	1,742	15,799	4,435	21,976
Total revenues	$20,811	$45,051	$11,539	$77,401

	For the year ended December 31, 2017
	Licensing	Intelligent Systems	Enterprise Software	Total
Revenues
License	$98,440	$-	$3,113	$101,553
Systems	-	17,641	-	17,641
Services	-	-	2,086	2,086
Recurring	2,205	9,382	1,844	13,431
Total revenues	$100,645	$27,023	$7,043	$134,711

Segment assets as at December 31, 2018 and 2017 are as follows:

As at	December 31, 2018	December 31, 2017
Licensing	$93,225	$170,631
Intelligent Systems	45,453	69,832
Enterprise Software	30,901	33,163
Total segment assets	169,579	273,626
Total corporate assets	67,833	29,550
Total assets	$237,412	$303,176

As at	December 31, 2018	December 31, 2017
Non-current assets
United States	$17,615	$26,849
Canada	127,450	156,991
Belgium	707	759
Chile	897	310
Mexico	92	1
Total non-current assets	$146,761	$184,910

Major Customers

A major customer is defined as an external customer whose transactions with the Company amount to 10% or more of the Company’s annual revenues. During the year ended December 31, 2018, there were no major customers identified (2017: one).

Remaining performance obligations

As at December 31, 2018 the amount of transaction price allocated to remaining performance obligations was $25,833. The Company expects to recognize approximately 68% of this balance as revenue in 2019, 17% in 2020 and 15% thereafter.